Nova Star Innovations, Inc. (A Development Stage Company) Condensed Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 579	$ 2,002
Total Current Assets	579	2,002
TOTAL ASSETS	579	2,002
CURRENT LIABILITIES
Accounts Payable	0	15,325
Advances Received	0	37,200
Loans	56,250	0
Accrued Interest	3,381	0
Total Current Liabilities	59,631	52,525
Total Liabilities	59,631	52,525
STOCKHOLDERS' EQUITY
Common Stock, $.001 par value; 20,000,000 shares authorized; 18,000,000 shares issued and outstanding	18,000	18,000
Additional paid-in Capital	9,000	9,000
Deficit Accumulated During the Development Stage	(86,052)	(77,523)
Total Stockholders' Equity	(59,052)	(50,523)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 579	$ 2,002